Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of other liabilities
Membership Rewards reserves	$ 5,066	$ 4,500
Employee-related liablities	2,192	2,026
Book overdraft balances	3,091	1,185
Rebate and reward accruals	1,866	1,555
Deferred charge card fees, net	1,063	1,036
Other	4,792	5,291
Total	18,070	15,593
Carrying amount of deferred charge card and other fees
Deferred charge card and other fees	1,228	1,194
Deferred direct acquisition costs	(75)	(67)
Reserves for membership cancellations	(90)	(91)
Total	$ 1,063	$ 1,036